Supplement to the
Fidelity® Global Credit Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2024
Prospectus

Matthew Bartlett no longer serves as Co-Portfolio Manager of the fund.
AGLB-PSTK-1024-117 1.966353.117	October 1, 2024
Supplement to the
Fidelity® Global Credit Fund
March 1, 2024
Prospectus

Matthew Bartlett no longer serves as Co-Portfolio Manager of the fund.
GLB-PSTK-1024-109 1.966352.109	October 1, 2024
Supplement to the
Fidelity® Series International Developed Markets Bond Index Fund
March 1, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Mark Lande is Co-Portfolio Manager of Fidelity® Series International Developed Markets Bond Index Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.

IDM-PSTK-1024-100 1.9918164.100	October 1, 2024